ALLOWANCE FOR DOUBTFUL ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2012
Allowances for accounts receivable
ALLOWANCE
Schedule of allowances

	2010	2011	2012
	$	$	$
Beginning of the year	18,029,440	7,956,036	9,505,481
Allowances made (reversed) during the year	(10,082,718)	6,552,926	43,240,595
Accounts written-off against allowances	—	(5,053,538)	(5,325,908)
Foreign exchange effect	9,314	50,057	162,049

Closing balance	7,956,036	9,505,481	47,582,217

Allowances for advances to suppliers
ALLOWANCE
Schedule of allowances

	2010	2011	2012
	$	$	$
Beginning of the year	10,985,195	19,389,542	38,123,721
Allowances made during the year	10,239,858	17,728,681	370,622
Accounts written-off against allowances	(2,205,848)	—	—
Foreign exchange effect	370,337	1,005,498	51,144

Closing balance	19,389,542	38,123,721	38,545,487